NOTE 11 - Discontinued Operations	9 Months Ended
Sep. 30, 2013
Discontinued Operations and Disposal Groups [Abstract]
NOTE 11 - Discontinued Operations

NOTE 11 - Discontinued Operations

In March 2013, management decided to exit the health care provider business and change the Company's strategy in order to focus on its interior design business. Accordingly, the financial statements have been presented in accordance with ASC 205-20, Discontinued Operations.

The following table illustrates the reporting of the discontinued operations included in the Statements of Operations for the nine months ended September 30, 2013 and 2012:

	Nine Months Ended September 30,
	2013	2012

Patient Service Revenue (net of contractual allowances and discounts)	$123,642	$2,807,941

Operating expenses:
Cost of services-physicians	233,178	2,468,562
General and administrative	607,398	1,721,661
Total operating expenses	840,576	4,190,223

Other income (expenses)
Interest expense, net	—	(6,792)
Gain on sale of assets	—	6,500,000
Total other income (expenses)	—	6,493,208

Income (loss) on discontinued operations	$(716,934)	$5,110,926